SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Allowance for credit losses, beginning	$ 27,262,848	$ 21,217,406
Addition from acquisition of subsidiaries under common control		314,214
Decrease in allowance for credit losses	(359,724)	5,134,350
Foreign exchange difference	(1,384,960)	596,878
Decrease for balance recovered due to transfer of a company	(794,239)
Allowance for credit losses, ending	$ 24,723,925	$ 27,262,848